STOCKHOLDER'S EQUITY (Details) - USD ($)							3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jul. 16, 2025	Sep. 06, 2024	Jul. 06, 2024	May 28, 2024	May 17, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2022
Common Stock, Shares Authorized	295,000,000						295,000,000			295,000,000		295,000,000	295,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000						5,000,000			5,000,000		5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock sold					$ 25,000				$ 25,000			$ 25,000
Deposit on Investment				$ 26,175						$ 0	$ 26,175	$ 26,175	$ 0
Common Stock, Shares, Outstanding	18,325,950						18,325,950			18,325,950		17,925,950	17,325,950
Proceeds from issuance of common stock					$ 25,000					$ 0	$ 25,000
Deposit on Investment, Value				$ 26,175				$ 26,175
Common Stock
Common stock issued for Restricted Stock Award, shares			10,000			340,000
Stock issued for services, shares					62,500
Common stock sold									$ 6			$ 6
Deposit on Investment	187,500			187,500				187,500				187,500
Deposit on Investment												$ 19
Restricted Stock Award		400,000					400,000			400,000
Shares, Outstanding	18,325,950						18,325,950	17,925,950	17,728,450	18,325,950	17,925,950	17,925,950	17,325,950	17,925,950	17,925,950	17,325,950	17,075,950
Common stock issued for Restricted Stock Awards			10,000			340,000		10,000	340,000			350,000	250,000
Common stock sold					62,500				62,500			62,500
Deposit on Investment, Value								$ 19